Related parties - Transactions with the related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
BNP Paribas Cardif Life Insurance
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	₩ 4,230	₩ 3,716	₩ 4,631
Reversal of allowance for credit losses	3	4	0
General and administrative expenses	(9)	(17)	(10)
Other operating expense	(1)
Provision for allowance for credit losses	0	0	(3)
Shinhan Praxis K-Growth Global Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	448	685	689
BNP Paribas Cardif General Insurance
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	11	9	4
Other operating income	468
Reversal of allowance for credit losses	0	0	1
Provision for allowance for credit losses	0	(2)	0
Midas Dong-A Snowball Venture Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	119	47	38
Interest expense	(1)	(2)	(3)
SP New Technology Business investment Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	317	41
IBKS-Shinhan Creative Economy New Technology Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	380	13	37
Interest expense	0	0	(2)
SM New Technology Business Investment Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	14	55	55
JAEYOUNG SOLUTEC CO., LTD.
Related parties - Transactions with the related parties [Line Items]
Interest income	0	523	654
Fees and commission income	0	2	1
Other operating income	0	3	3
Reversal of allowance for credit losses	0	0	1
Interest expense	0	(2)	(4)
Provision for allowance for credit losses	0	(1)	(55)
The Asia Pacific Capital Fund II L.P.
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	0	85
Partners 4th Growth Investment Fund
Related parties - Transactions with the related parties [Line Items]
Interest expense	(7)	(19)	(16)
Shinhan-Albatross Technology Investment
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	216	216	152
Interest expense	0	0	(21)
IBKS-Shinhan Creative Economy New Technology Fund II
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	8	16	25
KDBC Midas Dong-A Snowball Venture Fund II
Related parties - Transactions with the related parties [Line Items]
Interest expense	0	(2)	0
SHBNPP Private Korea Equity Long-Short Professional Feeder
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	363	975	892
Branbuil CO., LTD.
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	0	2
STI-New Growth Engines Investment
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	16	30
Shinhan Fintech New Technology Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	38	153	30
KTB New lake medical Global Investment
Related parties - Transactions with the related parties [Line Items]
Interest income	0	0	10
Other operating income	0	0	(13)
Shinhan Global Healthcare Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	360	785	282
Taihan Industrial System Co., Ltd.
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	1	2
Shinhan capital-Cape FN Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	101	82
SHC-K2 Global Material Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	19	20
Synergy-Shinhan Mezzanine New Technology Investment Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	94	127
Shinhan-Midas Dong-A Secondary Venture Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	187	71
GX SHINHAN INTEREST 1st Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	545	412
Shinhan-Nvestor Liquidity Solution Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	361	214
SHC ULMUS Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	76	51
Shinhan-PS Investment Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	20	12
Nomura investment property trust No.19
Related parties - Transactions with the related parties [Line Items]
Interest income	519	312
Other operating income	7
Provision for allowance for credit losses	0	(34)
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	2,694	236
Shinhan-Stonebridge Petro PEF
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	1,762	1,920	0
Korea Finance Security
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	10
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	275
Shinhan-Rhinos 1 Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	64
SHINHAN-CORE TREND GLOBAL FUND 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	45
Kiwoom-Shinhan Innovation Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	67
One Shinhan Global Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	151
Yeollim-Shinhan Portfolio Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	59
FuturePlay-Shinhan TechInnovation Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	7
WON JIN HOME PLAN CO.,LTD
Related parties - Transactions with the related parties [Line Items]
Interest income	186
Korea Credit Bureau
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	13
Interest expense	(5)
Goduck Gangil1 PFV Co., Ltd
Related parties - Transactions with the related parties [Line Items]
Interest income	328
Fees and commission income	1,120
Provision for allowance for credit losses	(78)
SBC PFV Co., Ltd
Related parties - Transactions with the related parties [Line Items]
Interest expense	(3)
IMM Global Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Interest income	28
Interest expense	(25)
Provision for allowance for credit losses	(3)
Key management personnel and their immediate relatives
Related parties - Transactions with the related parties [Line Items]
Interest income	₩ 161	₩ 101	₩ 101